Other Income (Tables)	6 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	Consolidated
	31 December 2025	31 December 2024
	$	$
Net foreign exchange gain	(1,347)	191,487
Research & Development – tax incentive	178,592	119,925
Other income	177,245	311,412